INCENTIVES FROM LESSORS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Leases [Abstract]
INCENTIVES FROM LESSORS

The Company received $80,500 from landlords as construction contributions pursuant to agreed-upon terms of certain lease agreements during the six months ended June 30, 2015 and was due an additional $39,469 as of June, 30, 2015.

Landlord construction contributions usually take the form of up-front cash reimbursements for tenant improvements. Depending on the specifics of the leased space and the lease agreement, amounts paid for structural components are recorded during the construction period as leasehold improvements and the landlord construction contributions are recorded as an incentive from lessor. The incentive from lessor is amortized over the life of the lease and netted against rent expense.

Amortization of the incentives from lessors was $7,025 and $14,050 for the three and six months ended June 30, 2015.

The Company received $211,017 from landlords as construction contributions pursuant to agreed-upon terms of certain lease agreements as of December 31, 2014.

Landlord construction contributions usually take the form of up-front cash reimbursements for tenant improvements. Depending on the specifics of the leased space and the lease agreement, amounts paid for structural components are recorded during the construction period as leasehold improvements and the landlord construction contributions are recorded as an incentive from lessor. The incentive from lessor is amortized over the life of the lease and netted against rent expense.

Amortization of the incentives from lessors was $12,908 and $255 for the fiscal years ended December 31, 2014 and December 31, 2013, respectively.